Cover	Oct. 26, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Registrant Name	BANK OF HAWAII CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6887
Entity Tax Identification Number	99-0148992
Entity Address, Address Line One	130 Merchant Street
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	888
Local Phone Number	643-3888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000046195
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BOH
Security Exchange Name	NYSE
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depository Shares, Each Representing 1/40th Interest in a Share of 4.375% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	BOH.PRA
Security Exchange Name	NYSE
Series B Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depository Shares, Each Representing 1/40th Interest in a Share of 8.000% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	BOH.PRB
Security Exchange Name	NYSE